Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current financial debt
Current portion (less than one year)	$ (7,948)	$ (9,699)	$ (6,469)
Non-current financial debt and related financial instruments	40,661	42,159	43,245
Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	20,620	29,147	34,435
Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	16,469	10,315	6,494
Principal Financing Entities | Bonds after fair value hedge
Non-current financial debt
Current portion (less than one year)	(4,156)	(4,391)	(4,164)
Non-current financial debt and related financial instruments	18,721	27,249	32,537
Principal Financing Entities | Bond after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 7,266	11,036	13,754
Principal Financing Entities | Bond after fair value hedge, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.45%
Principal Financing Entities | Bond after fair value hedge, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.75%
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 1,385	1,385	2,385
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months | USLIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.03%
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months | USLIBOR | High
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.75%
Principal Financing Entities | Bond after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 391	1,441	1,910
Initial current rate before hedging instruments (as a percent)	3.135%
Principal Financing Entities | Bond after fair value hedge, NZD
Non-current financial debt
Fair value after hedging	$ 252	251	251
Principal Financing Entities | Bond after fair value hedge, NZD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.75%
Principal Financing Entities | Bond after fair value hedge, NZD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.00%
Principal Financing Entities | Bond after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 850	1,211	1,360
Principal Financing Entities | Bond after fair value hedge, AUD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.75%
Principal Financing Entities | Bond after fair value hedge, AUD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.25%
Principal Financing Entities | Bond after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 8,266	10,958	11,365
Principal Financing Entities | Bond after fair value hedge, Euro | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal Financing Entities | Bond after fair value hedge, Euro | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.875%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 1,639	1,638	1,638
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.30%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | High
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.31%
Principal Financing Entities | Bond after fair value hedge, CAD
Non-current financial debt
Fair value after hedging	$ 188	289	289
Principal Financing Entities | Bond after fair value hedge, CAD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.125%
Principal Financing Entities | Bond after fair value hedge, CAD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.375%
Principal Financing Entities | Bond after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 1,855	2,215	2,225
Principal Financing Entities | Bond after fair value hedge, GBP | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal Financing Entities | Bond after fair value hedge, GBP | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.875%
Principal Financing Entities | Bond after fair value hedge, GBP, GBLIB3M
Non-current financial debt
Fair value after hedging	$ 470	469	469
Principal Financing Entities | Bond after fair value hedge, GBP, GBLIB3M | GBLIB
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.30%
Principal Financing Entities | Bond after fair value hedge, NOK
Non-current financial debt
Fair value after hedging	$ 103	355	566
Initial current rate before hedging instruments (as a percent)	2.50%
Principal Financing Entities | Bond after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 212	392	394
Principal Financing Entities | Bond after fair value hedge, HKD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.92%
Principal Financing Entities | Bond after fair value hedge, HKD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.18%
Principal Financing Entities | Bond after fair value hedge, SEK
Non-current financial debt
Fair value after hedging			95
Principal Financing Entities | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Current portion (less than one year)	$ (164)
Non-current financial debt and related financial instruments	15,886	9,651	5,991
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 9,337	5,248	2,077
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.75%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 5,000	4,250	3,750
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.75%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.45%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CNY
Non-current financial debt
Fair value after hedging	$ 164	153	164
Initial current rate before hedging instruments (as a percent)	3.75%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 188
Initial current rate before hedging instruments (as a percent)	3.09%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,037
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 324
Initial current rate before hedging instruments (as a percent)	1.25%
TOTAL S.A. | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 1,201	1,200	1,200
Initial current rate before hedging instruments (as a percent)	0.50%
Other Consolidated Subsidiaries | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 698	698	698
Other Consolidated Subsidiaries | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	$ 583	$ 664	$ 503